Segment Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Revenue information of the Group
Total revenues	$ 343,182,184	$ 534,116,970	$ 719,525,983
Revenue | Customer risk
Revenue information of the Group
Number of customers | customer	0	0	0
E-commerce
Revenue information of the Group
Total revenues	$ 278,463,695	$ 411,097,123	$ 547,895,262
E-commerce of discount coupons
Revenue information of the Group
Total revenues	182,940,792	411,097,123	547,895,262
E-commerce of commission coupons
Revenue information of the Group
Total revenues	95,522,903
Online advertising
Revenue information of the Group
Total revenues	64,707,215	122,522,232	170,782,688
Listing
Revenue information of the Group
Total revenues	$ 11,274	$ 497,615	$ 848,033